Annual Fund Operating Expenses	12 Months Ended
	Oct. 31, 2011
Vanguard Total International Stock Index Fund - Investor Shares | Vanguard Total International Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.22%
Vanguard LifeStrategy Growth Fund - Investor Shares | Vanguard LifeStrategy Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%	[1]
Total Annual Fund Operating Expenses	0.17%
Vanguard Developed Markets Index Fund - Investor Shares | Vanguard Developed Markets Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.20%
Vanguard Total International Stock Index Fund - Admiral Shares | Vanguard Total International Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.18%
Vanguard LifeStrategy Income Fund - Investor Shares | Vanguard LifeStrategy Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	0.13%
Vanguard LifeStrategy Conservative Growth Fund - Investor Shares | Vanguard LifeStrategy Conservative Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.15%	[1]
Total Annual Fund Operating Expenses	0.15%
Vanguard Developed Markets Index Fund - Institutional Shares | Vanguard Developed Markets Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.08%
Vanguard LifeStrategy Moderate Growth Fund - Investor Shares | Vanguard LifeStrategy Moderate Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.16%	[1]
Total Annual Fund Operating Expenses	0.16%
Vanguard Total International Stock Index Fund - Signal Shares | Vanguard Total International Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.18%
Vanguard Developed Markets Index Fund - Institutional Plus Shares | Vanguard Developed Markets Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.06%
Vanguard Total International Stock Index Fund - Institutional Shares | Vanguard Total International Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.13%
Vanguard Total International Stock Index Fund - Institutional Plus Shares | Vanguard Total International Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%
Vanguard Total International Stock Index Fund - ETF Shares | Vanguard Total International Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.18%
Vanguard Developed Markets Index Fund - Admiral Shares | Vanguard Developed Markets Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.12%

[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.